Schedule of Investments(a)
May 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–65.18%
Aerospace & Defense–2.99%
General Dynamics Corp.	1,369,131	$201,029,505
Raytheon Technologies Corp.	1,181,006	76,198,507
Textron, Inc.	1,988,245	61,575,948
		338,803,960
Apparel Retail–0.59%
TJX Cos., Inc. (The)	1,272,874	67,156,832
Apparel, Accessories & Luxury Goods–0.65%
Capri Holdings Ltd.(b)	4,894,301	73,610,287
Automobile Manufacturers–1.80%
General Motors Co.	7,873,602	203,768,820
Building Products–2.13%
Johnson Controls International PLC	4,383,007	137,670,250
Trane Technologies PLC	1,157,388	104,407,971
		242,078,221
Cable & Satellite–1.85%
Charter Communications, Inc., Class A(b)	184,570	100,406,080
Comcast Corp., Class A	2,769,876	109,687,090
		210,093,170
Commodity Chemicals–0.67%
Dow, Inc.	1,971,693	76,107,350
Communications Equipment–0.48%
Cisco Systems, Inc.	1,144,138	54,712,679
Diversified Banks–4.34%
Bank of America Corp.	9,713,600	234,292,032
Citigroup, Inc.	4,802,921	230,107,945
JPMorgan Chase & Co.	282,044	27,445,702
		491,845,679
Electric Utilities–1.89%
Duke Energy Corp.	660,772	56,581,906
Exelon Corp.	2,073,840	79,448,811
FirstEnergy Corp.	1,857,849	78,512,699
		214,543,416
Electronic Components–0.54%
Corning, Inc.	2,663,974	60,711,968
Fertilizers & Agricultural Chemicals–1.82%
Corteva, Inc.	5,657,372	154,502,829
Nutrien Ltd. (Canada)	1,519,750	51,671,500
		206,174,329
Food Distributors–1.41%
Sysco Corp.	1,422,427	78,461,074
US Foods Holding Corp.(b)	4,261,944	81,573,608
		160,034,682
Shares		Value
Health Care Distributors–1.18%
McKesson Corp.	844,869	$134,055,364
Health Care Equipment–2.27%
Medtronic PLC	1,479,692	145,868,037
Zimmer Biomet Holdings, Inc.	882,857	111,540,154
		257,408,191
Health Care Services–0.98%
CVS Health Corp.	1,693,855	111,066,072
Health Care Supplies–0.59%
Alcon, Inc. (Switzerland)(b)	1,027,855	66,446,522
Home Improvement Retail–0.57%
Kingfisher PLC (United Kingdom)	26,626,433	64,158,097
Insurance Brokers–0.83%
Willis Towers Watson PLC	462,467	93,834,553
Integrated Oil & Gas–2.72%
BP PLC (United Kingdom)	22,203,272	84,312,228
Chevron Corp.	1,585,405	145,381,639
Royal Dutch Shell PLC, Class A (United Kingdom)	5,058,602	79,260,975
		308,954,842
Internet & Direct Marketing Retail–0.87%
Booking Holdings, Inc.(b)	59,920	98,234,047
Investment Banking & Brokerage–3.98%
Charles Schwab Corp. (The)	1,602,397	57,542,076
Goldman Sachs Group, Inc. (The)	1,020,973	200,610,985
Morgan Stanley	4,377,586	193,489,301
		451,642,362
IT Consulting & Other Services–1.39%
Cognizant Technology Solutions Corp., Class A	2,973,926	157,618,078
Managed Health Care–1.59%
Anthem, Inc.	612,112	180,028,260
Multi-line Insurance–1.58%
American International Group, Inc.	5,946,270	178,744,876
Oil & Gas Exploration & Production–1.30%
Canadian Natural Resources Ltd. (Canada)	2,579,218	47,112,854
Devon Energy Corp.	4,931,355	53,307,947
Marathon Oil Corp.	8,764,950	46,804,833
		147,225,634
Other Diversified Financial Services–1.42%
Equitable Holdings, Inc.	3,477,379	66,452,713
Voya Financial, Inc.	2,105,473	94,851,558
		161,304,271
Packaged Foods & Meats–1.04%
Kellogg Co.	723,431	47,247,279

See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Packaged Foods & Meats–(continued)
Mondelez International, Inc., Class A	1,359,112	$70,836,917
		118,084,196
Pharmaceuticals–5.76%
Bristol-Myers Squibb Co.	2,860,989	170,858,263
GlaxoSmithKline PLC (United Kingdom)	2,940,432	60,895,500
Johnson & Johnson	1,379,079	205,138,001
Pfizer, Inc.	2,615,245	99,876,207
Sanofi (France)	1,188,996	115,957,564
		652,725,535
Railroads–1.63%
CSX Corp.	2,586,336	185,129,931
Regional Banks–4.25%
Citizens Financial Group, Inc.	6,076,869	146,452,543
PNC Financial Services Group, Inc. (The)	1,645,596	187,663,768
Truist Financial Corp.	4,030,679	148,248,373
		482,364,684
Semiconductors–3.32%
Intel Corp.	2,407,581	151,509,072
NXP Semiconductors N.V. (Netherlands)	916,341	88,060,370
QUALCOMM, Inc.	1,687,917	136,518,727
		376,088,169
Specialty Chemicals–0.62%
DuPont de Nemours, Inc.	1,387,362	70,380,874
Systems Software–1.43%
Oracle Corp.	3,018,778	162,319,693
Technology Hardware, Storage & Peripherals–1.26%
Apple, Inc.	451,000	143,390,940
Tobacco–2.15%
Philip Morris International, Inc.	3,317,502	243,371,947
Wireless Telecommunication Services–1.29%
Vodafone Group PLC (United Kingdom)	88,618,905	146,277,333
Total Common Stocks & Other Equity Interests (Cost $6,785,139,512)		7,390,495,864
Principal Amount
U.S. Dollar Denominated Bonds & Notes–24.85%
Aerospace & Defense–0.45%
BAE Systems Holdings, Inc. (United Kingdom), 2.85%, 12/15/2020(c)	$3,091,000	3,110,226
Northrop Grumman Corp., 2.08%, 10/15/2020	13,695,000	13,744,717
Precision Castparts Corp., 2.50%, 01/15/2023	4,150,000	4,314,241
Raytheon Co., 3.13%, 10/15/2020	25,469,000	25,706,173
Raytheon Technologies Corp., 4.45%, 11/16/2038	3,239,000	3,909,332
		50,784,689
Principal Amount		Value
Agricultural & Farm Machinery–0.13%
Deere & Co., 2.60%, 06/08/2022	$14,645,000	$15,197,811
Agricultural Products–0.05%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	5,521,107
Air Freight & Logistics–0.16%
FedEx Corp.,
4.90%, 01/15/2034	4,310,000	5,070,772
5.10%, 01/15/2044	8,875,000	10,007,046
United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	2,827,999
		17,905,817
Airlines–0.14%
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	3,171,110	2,547,931
Continental Airlines Pass Through Trust,
Series 2010-1, Class A, 4.75%, 01/12/2021	1,974,983	1,802,026
Series 2012-1, Class A, 4.15%, 04/11/2024	3,768,947	3,477,415
United Airlines Pass Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	4,068,443	3,566,315
Series 2018-1, Class AA, 3.50%, 03/01/2030	4,931,979	4,494,860
		15,888,547
Alternative Carriers–0.48%
GCI Liberty, Inc., Conv., 1.75%, 10/05/2023(c)(d)	22,928,000	33,930,952
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024(c)	26,445,000	20,527,931
		54,458,883
Application Software–0.85%
Nuance Communications, Inc.,
Conv., 1.00%, 12/15/2022(d)	29,489,000	32,425,924
1.25%, 04/01/2025	16,761,000	21,933,093
RealPage, Inc., Conv., 1.50%, 11/15/2022	6,658,000	11,178,638
Workday, Inc., Conv., 0.25%, 10/01/2022	22,666,000	30,868,825
		96,406,480
Asset Management & Custody Banks–0.12%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(c)	4,260,000	4,477,401
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	4,515,000	4,831,461
Carlyle Holdings Finance LLC, 3.88%, 02/01/2023(c)	1,033,000	1,093,744
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(c)	3,217,000	3,602,551
		14,005,157
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Automobile Manufacturers–0.09%
General Motors Co., 6.60%, 04/01/2036	$4,317,000	$4,621,955
General Motors Financial Co., Inc., 5.25%, 03/01/2026	5,467,000	5,726,203
		10,348,158
Automotive Retail–0.06%
Advance Auto Parts, Inc., 4.50%, 12/01/2023	6,415,000	6,865,235
Biotechnology–1.03%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	8,608,219
4.05%, 11/21/2039(c)	13,812,000	15,551,272
4.85%, 06/15/2044(c)	9,265,000	11,036,379
BioMarin Pharmaceutical, Inc., Conv., 1.50%, 10/15/2020	23,901,000	28,442,373
Gilead Sciences, Inc.,
2.55%, 09/01/2020	17,923,000	18,020,272
4.40%, 12/01/2021	4,988,000	5,227,063
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	17,930,000	30,087,364
		116,972,942
Brewers–0.36%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	10,870,000	12,421,434
4.90%, 02/01/2046	12,141,000	14,121,464
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(c)	9,734,000	10,669,943
Molson Coors Beverage Co., 4.20%, 07/15/2046	4,057,000	3,836,286
		41,049,127
Broadcasting–1.02%
Discovery Communications LLC, 2.80%, 06/15/2020	34,260,000	34,279,333
Liberty Media Corp.,
Conv., 2.25%, 10/05/2021(d)	14,987,000	7,246,212
1.38%, 10/15/2023	61,171,000	67,767,383
Liberty Formula One, Conv., 1.00%, 01/30/2023	5,397,000	6,103,370
		115,396,298
Cable & Satellite–1.18%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	22,511,000	23,692,828
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	10,845,000	11,558,262
Comcast Corp.,
4.15%, 10/15/2028	9,915,000	11,745,659
6.45%, 03/15/2037	2,465,000	3,605,331
3.90%, 03/01/2038	8,010,000	9,360,045
DISH Network Corp., Conv., 3.38%, 08/15/2026	77,983,000	68,909,598
NBCUniversal Media LLC, 5.95%, 04/01/2041	3,365,000	4,867,329
		133,739,052
Principal Amount		Value
Commodity Chemicals–0.09%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(c)	$7,384,000	$9,805,564
Communications Equipment–0.42%
Finisar Corp., Conv., 0.50%, 12/15/2021(d)	10,562,000	10,824,888
Viavi Solutions, Inc.,
Conv., 1.75%, 06/01/2023	14,372,000	15,485,830
1.00%, 03/01/2024	19,034,000	21,041,675
		47,352,393
Consumer Finance–0.22%
American Express Co., 3.63%, 12/05/2024	3,423,000	3,767,053
Capital One Financial Corp., 3.20%, 01/30/2023	10,060,000	10,434,995
Discover Bank, 3.35%, 02/06/2023	5,380,000	5,533,042
Synchrony Financial, 3.95%, 12/01/2027	5,795,000	5,551,606
		25,286,696
Data Processing & Outsourced Services–0.10%
Euronet Worldwide, Inc., Conv., 0.75%, 03/15/2025(d)	6,048,000	5,511,240
Fiserv, Inc., 3.80%, 10/01/2023	5,200,000	5,676,088
		11,187,328
Diversified Banks–2.29%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.88%, 01/25/2022(c)	3,545,000	3,648,933
Australia & New Zealand Banking Group Ltd. (Australia),
2.70%, 11/16/2020	30,315,000	30,615,803
2.30%, 06/01/2021	7,448,000	7,584,015
Bank of America Corp., 3.25%, 10/21/2027	5,705,000	6,245,734
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(c)	6,875,000	7,322,872
Citigroup, Inc.,
3.67%, (3 mo. USD LIBOR + 1.39%), 07/24/2028(e)	5,405,000	5,877,083
6.68%, 09/13/2043	8,000,000	11,598,665
5.30%, 05/06/2044	2,765,000	3,517,999
4.75%, 05/18/2046	4,145,000	5,022,684
HSBC Holdings PLC (United Kingdom), 2.63% (3 mo. USD LIBOR + 1.14%), 11/07/2025(e)	18,945,000	19,497,827
JPMorgan Chase & Co.,
3.20%, 06/15/2026	4,365,000	4,770,557
3.51%, (3 mo. USD LIBOR + 0.95%), 01/23/2029(e)	11,170,000	12,169,845
4.26%, (3 mo. USD LIBOR + 1.58%), 02/22/2048(e)	5,355,000	6,505,713
3.90%, (3 mo. USD LIBOR + 1.22%), 01/23/2049(e)	11,170,000	12,995,435
Series V, 4.75% (3 mo. USD LIBOR + 3.32%)(e)(f)	6,410,000	5,461,352
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(c)	$545,000	$588,057
National Australia Bank Ltd. (Australia), 1.88%, 07/12/2021	9,725,000	9,876,802
SMBC Aviation Capital Finance DAC (Ireland), 2.65%, 07/15/2021(c)	3,225,000	3,191,742
Societe Generale S.A. (France),
2.63%, 09/16/2020(c)	8,565,000	8,611,596
5.00%, 01/17/2024(c)	7,365,000	7,860,663
Standard Chartered PLC (United Kingdom), 3.05%, 01/15/2021(c)	7,250,000	7,343,066
Sumitomo Mitsui Banking Corp. (Japan), 2.65%, 07/23/2020	7,235,000	7,258,142
U.S. Bancorp, Series W, 3.10%, 04/27/2026	3,245,000	3,534,782
Wells Fargo & Co.,
3.55%, 09/29/2025	6,840,000	7,488,720
4.10%, 06/03/2026	4,515,000	4,955,819
4.65%, 11/04/2044	14,430,000	17,178,416
Westpac Banking Corp. (Australia), 2.10%, 05/13/2021	38,570,000	39,201,419
		259,923,741
Diversified Capital Markets–0.38%
Credit Suisse AG (Switzerland),
6.50%, 08/08/2023(c)	6,536,000	7,087,344
Conv., 0.50%, 06/24/2024(c)	38,065,000	35,845,811
		42,933,155
Diversified Metals & Mining–0.03%
Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	3,000,151
Drug Retail–0.16%
CVS Pass-Through Trust, 6.04%, 12/10/2028	6,510,017	7,161,159
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/2021	6,129,000	6,308,819
4.50%, 11/18/2034	4,519,000	4,972,453
		18,442,431
Electric Utilities–0.36%
Electricite de France S.A. (France), 4.88%, 01/22/2044(c)	9,110,000	10,871,897
Georgia Power Co., Series B, 3.70%, 01/30/2050	3,665,000	4,087,523
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	5,572,000	6,265,200
Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	6,341,350
Ohio Power Co., Series M, 5.38%, 10/01/2021	1,050,000	1,116,604
PPL Electric Utilities Corp., 6.25%, 05/15/2039	355,000	520,951
Xcel Energy, Inc., 3.50%, 12/01/2049	10,280,000	11,329,528
		40,533,053
Principal Amount		Value
Environmental & Facilities Services–0.05%
Waste Management, Inc., 3.90%, 03/01/2035	$4,786,000	$5,742,549
Food Retail–0.31%
Nestle Holdings, Inc., 3.10%, 09/24/2021(c)	34,380,000	35,467,579
General Merchandise Stores–0.03%
Dollar General Corp., 3.25%, 04/15/2023	3,650,000	3,882,779
Health Care Equipment–1.12%
Becton, Dickinson and Co., 4.88%, 05/15/2044	3,739,000	4,450,814
DexCom, Inc., Conv., 0.75%, 12/01/2023	30,543,000	70,897,939
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025(c)	18,416,000	17,533,875
Medtronic, Inc., 4.38%, 03/15/2035	2,601,000	3,322,850
NuVasive, Inc., Conv., 2.25%, 03/15/2021	20,477,000	23,378,775
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(c)	3,727,000	3,806,478
Wright Medical Group, Inc., Conv., 1.63%, 06/15/2023	3,259,000	3,376,633
		126,767,364
Health Care REITs–0.11%
Healthpeak Properties, Inc.,
4.20%, 03/01/2024	4,690,000	4,928,023
3.88%, 08/15/2024	5,085,000	5,440,932
Ventas Realty L.P., 5.70%, 09/30/2043	2,080,000	2,202,156
		12,571,111
Health Care Services–0.29%
Cigna Corp., 4.80%, 08/15/2038	3,240,000	4,048,826
CVS Health Corp.,
3.38%, 08/12/2024	3,740,000	4,028,673
4.10%, 03/25/2025	13,266,000	14,841,859
Laboratory Corp. of America Holdings,
3.20%, 02/01/2022	6,132,000	6,361,904
4.70%, 02/01/2045	2,694,000	3,252,424
		32,533,686
Health Care Technology–0.34%
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027(c)	36,636,000	38,470,540
Home Improvement Retail–0.12%
Home Depot, Inc. (The), 2.00%, 04/01/2021	6,883,000	6,970,351
Lowe’s Cos., Inc., 4.55%, 04/05/2049	5,625,000	7,024,885
		13,995,236
Homebuilding–0.10%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	10,130,000	10,760,289
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Hotel & Resort REITs–0.01%
Service Properties Trust, 5.00%, 08/15/2022	$1,310,000	$1,206,982
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	2,470,000	2,623,802
Integrated Oil & Gas–0.06%
Husky Energy, Inc. (Canada), 3.95%, 04/15/2022	3,630,000	3,658,577
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	3,379,000	3,581,446
		7,240,023
Integrated Telecommunication Services–0.70%
AT&T, Inc.,
3.00%, 06/30/2022	5,334,000	5,538,136
3.40%, 05/15/2025	4,966,000	5,360,337
4.30%, 02/15/2030	3,526,000	4,012,775
4.50%, 05/15/2035	4,755,000	5,406,433
5.35%, 09/01/2040	2,077,000	2,592,748
4.80%, 06/15/2044	6,975,000	8,054,127
5.15%, 11/15/2046	3,698,000	4,526,261
Orange S.A. (France), 4.13%, 09/14/2021	15,235,000	15,970,704
Telefonica Emisiones S.A. (Spain),
7.05%, 06/20/2036	3,600,000	5,172,324
4.67%, 03/06/2038	3,505,000	4,011,271
5.21%, 03/08/2047	6,725,000	8,182,923
Verizon Communications, Inc.,
4.40%, 11/01/2034	3,285,000	4,039,371
4.81%, 03/15/2039	5,062,000	6,508,529
		79,375,939
Interactive Media & Services–0.47%
JOYY, Inc. (China), Conv., 1.38%, 06/15/2024(c)(d)	42,341,000	36,889,596
Zillow Group, Inc., Conv., 2.75%, 05/15/2025	14,118,000	16,081,179
		52,970,775
Internet & Direct Marketing Retail–0.80%
Booking Holdings, Inc.,
Conv., 0.90%, 09/15/2021	14,990,000	16,000,899
0.75%, 05/01/2025(c)	3,846,000	4,766,348
IAC Financeco 3, Inc., Conv., 2.00%, 01/15/2030(c)	33,949,000	39,535,353
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	30,912,000	30,873,360
		91,175,960
Investment Banking & Brokerage–0.66%
Goldman Sachs Group, Inc. (The),
5.25%, 07/27/2021	5,510,000	5,772,768
4.25%, 10/21/2025	5,807,000	6,461,090
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	56,790,000	55,137,564
Morgan Stanley, 4.00%, 07/23/2025	6,870,000	7,689,452
		75,060,874
Principal Amount		Value
IT Consulting & Other Services–0.05%
DXC Technology Co., 4.45%, 09/18/2022	$4,954,000	$5,129,271
Life & Health Insurance–0.48%
Athene Global Funding,
4.00%, 01/25/2022(c)	12,280,000	12,544,743
2.75%, 06/25/2024(c)	2,890,000	2,878,436
Guardian Life Global Funding, 2.90%, 05/06/2024(c)	7,450,000	7,952,905
Jackson National Life Global Funding,
2.10%, 10/25/2021(c)	5,295,000	5,368,117
3.25%, 01/30/2024(c)	4,885,000	5,079,951
Metropolitan Life Global Funding I, 2.05%, 06/12/2020(c)	5,740,000	5,742,968
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(c)	4,250,000	4,835,687
Prudential Financial, Inc., 3.91%, 12/07/2047	4,898,000	5,214,743
Reliance Standard Life Global Funding II, 3.05%, 01/20/2021(c)	4,985,000	5,033,849
		54,651,399
Managed Health Care–0.06%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	6,696,887
Movies & Entertainment–0.19%
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	20,716,000	21,186,529
Multi-line Insurance–0.24%
American International Group, Inc., 4.38%, 01/15/2055	7,405,000	8,064,261
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(c)	9,030,000	9,159,973
MassMutual Global Funding II, 2.00%, 04/15/2021(c)	10,205,000	10,350,549
		27,574,783
Multi-Utilities–0.12%
NiSource, Inc., 4.38%, 05/15/2047	6,015,000	7,175,512
Sempra Energy, 3.80%, 02/01/2038	5,871,000	6,308,420
		13,483,932
Office REITs–0.08%
Highwoods Realty L.P., 3.20%, 06/15/2021	1,650,000	1,665,290
Office Properties Income Trust, 4.00%, 07/15/2022	7,200,000	7,111,457
		8,776,747
Oil & Gas Equipment & Services–0.14%
Helix Energy Solutions Group, Inc., Conv., 4.25%, 05/01/2022	10,666,000	8,707,820
Oil States International, Inc., Conv., 1.50%, 02/15/2023	15,097,000	7,504,126
		16,211,946
Oil & Gas Exploration & Production–0.14%
Cameron LNG LLC, 3.70%, 01/15/2039(c)	6,519,000	6,730,227
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
ConocoPhillips, 4.15%, 11/15/2034	$2,403,000	$2,576,519
Noble Energy, Inc., 5.25%, 11/15/2043	7,940,000	7,031,103
		16,337,849
Oil & Gas Storage & Transportation–0.68%
Energy Transfer Operating L.P.,
4.20%, 09/15/2023	1,638,000	1,704,930
4.90%, 03/15/2035	3,640,000	3,554,589
5.00%, 05/15/2050	7,684,000	7,418,163
Enterprise Products Operating LLC,
6.45%, 09/01/2040	555,000	715,566
4.25%, 02/15/2048	7,354,000	7,976,555
Kinder Morgan, Inc., 5.30%, 12/01/2034	4,203,000	4,841,438
MPLX L.P.,
4.50%, 07/15/2023	18,525,000	19,473,285
4.50%, 04/15/2038	8,564,000	8,511,790
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	4,275,000	4,285,479
Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	5,812,472
Sunoco Logistics Partners Operations L.P., 5.30%, 04/01/2044	8,165,000	8,083,204
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	4,638,788
		77,016,259
Other Diversified Financial Services–2.19%
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(c)	3,975,000	4,730,334
Convertible Trust - Consumer, Series 2018-1, 0.25%, 01/17/2024	57,077,000	57,379,508
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	60,352,000	59,995,923
Convertible Trust - Healthcare, Series 2018-1, 0.25%, 02/05/2024	56,758,000	61,224,854
Convertible Trust - Media, Series 2019-1, 0.25%, 12/04/2024	60,368,000	64,623,944
		247,954,563
Packaged Foods & Meats–0.06%
Kraft Heinz Foods Co. (The), 4.63%, 10/01/2039(c)	5,610,000	5,455,414
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	747,670
		6,203,084
Paper Packaging–0.14%
International Paper Co., 6.00%, 11/15/2041	2,855,000	3,612,165
Packaging Corp. of America, 4.50%, 11/01/2023	11,003,000	12,123,312
		15,735,477
Principal Amount		Value
Pharmaceuticals–0.84%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(c)	$9,800,000	$11,229,666
Bayer US Finance LLC (Germany), 3.00%, 10/08/2021(c)	6,079,000	6,267,053
Bristol-Myers Squibb Co.,
4.00%, 08/15/2023(c)	4,735,000	5,226,734
4.13%, 06/15/2039(c)	6,435,000	8,168,628
4.63%, 05/15/2044(c)	13,875,000	18,497,739
Jazz Investments I Ltd., Conv., 1.88%, 08/15/2021	14,556,000	14,290,503
Mylan N.V., 3.15%, 06/15/2021	4,535,000	4,619,339
Pacira BioSciences, Inc., Conv., 2.38%, 04/01/2022	11,404,000	11,798,827
Perrigo Finance Unlimited Co., 3.50%, 03/15/2021	520,000	520,717
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	11,008,000	9,853,591
Zoetis, Inc., 4.70%, 02/01/2043	4,101,000	5,263,323
		95,736,120
Property & Casualty Insurance–0.25%
Allstate Corp. (The), 3.28%, 12/15/2026	3,260,000	3,621,801
Markel Corp.,
5.00%, 03/30/2043	4,185,000	4,687,768
5.00%, 05/20/2049	5,140,000	5,977,691
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	6,455,000	8,369,870
WR Berkley Corp., 4.63%, 03/15/2022	5,040,000	5,281,688
		27,938,818
Railroads–0.17%
CSX Corp., 5.50%, 04/15/2041	1,660,000	2,222,582
Norfolk Southern Corp., 3.40%, 11/01/2049	4,879,000	5,378,016
Union Pacific Corp.,
4.15%, 01/15/2045	4,410,000	5,200,946
3.84%, 03/20/2060	5,560,000	6,394,317
		19,195,861
Regional Banks–0.12%
Citizens Financial Group, Inc., 2.38%, 07/28/2021	4,700,000	4,768,192
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	7,450,000	8,405,988
		13,174,180
Reinsurance–0.14%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	11,285,000	12,140,840
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	3,711,000	3,916,318
		16,057,158
Restaurants–0.07%
Starbucks Corp., 3.55%, 08/15/2029	7,440,000	8,251,132
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Retail REITs–0.10%
Regency Centers L.P.,
2.95%, 09/15/2029	$7,960,000	$7,655,848
4.65%, 03/15/2049	2,970,000	3,117,917
		10,773,765
Semiconductor Equipment–0.20%
Applied Materials, Inc., 2.63%, 10/01/2020	22,800,000	22,918,658
Semiconductors–1.07%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	6,975,000	7,341,132
Cree, Inc.,
Conv., 0.88%, 09/01/2023	20,265,000	22,287,080
1.75%, 05/01/2026(c)	15,235,000	19,729,325
Microchip Technology, Inc., Conv., 1.63%, 02/15/2027	20,600,000	27,780,300
Micron Technology, Inc., 4.66%, 02/15/2030	7,270,000	8,193,817
NXP B.V./NXP Funding LLC (Netherlands), 5.35%, 03/01/2026(c)	7,660,000	8,792,169
ON Semiconductor Corp., Conv., 1.00%, 12/01/2020	17,148,000	18,346,547
Silicon Laboratories, Inc., Conv., 1.38%, 03/01/2022	5,936,000	6,924,323
Texas Instruments, Inc., 2.63%, 05/15/2024	2,275,000	2,436,856
		121,831,549
Specialized REITs–0.18%
Crown Castle International Corp., 4.75%, 05/15/2047	470,000	578,699
EPR Properties, 4.75%, 12/15/2026	17,525,000	15,311,473
LifeStorage L.P., 3.50%, 07/01/2026	4,667,000	4,873,566
		20,763,738
Specialty Chemicals–0.02%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	1,665,000	1,986,875
Systems Software–0.45%
FireEye, Inc.,
Series B, Conv., 1.63%, 06/01/2022(d)	17,616,000	16,476,358
Series A, Conv., 1.00%, 06/01/2025(d)	17,382,000	17,316,010
Microsoft Corp., 3.50%, 02/12/2035	4,259,000	5,170,400
Oracle Corp., 3.60%, 04/01/2040	10,910,000	12,106,723
		51,069,491
Technology Distributors–0.08%
Avnet, Inc., 4.63%, 04/15/2026	7,645,000	8,542,858
Technology Hardware, Storage & Peripherals–0.53%
Apple, Inc.,
2.15%, 02/09/2022	7,303,000	7,534,689
3.35%, 02/09/2027	3,495,000	3,969,135
Principal Amount		Value
Technology Hardware, Storage & Peripherals–(continued)
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023(c)	$7,237,000	$7,776,596
8.35%, 07/15/2046(c)	278,000	353,233
SanDisk LLC, Conv., 0.50%, 10/15/2020	24,327,000	20,950,770
Western Digital Corp., Conv., 1.50%, 02/01/2024	20,616,000	19,172,536
		59,756,959
Tobacco–0.30%
Altria Group, Inc., 5.80%, 02/14/2039	12,541,000	15,299,066
Philip Morris International, Inc.,
3.60%, 11/15/2023	3,940,000	4,312,637
4.88%, 11/15/2043	11,740,000	14,624,750
		34,236,453
Trading Companies & Distributors–0.08%
Air Lease Corp.,
3.00%, 09/15/2023	627,000	577,402
4.25%, 09/15/2024	4,355,000	4,089,504
Aircastle Ltd., 4.40%, 09/25/2023	5,510,000	4,650,073
		9,316,979
Trucking–0.10%
Aviation Capital Group LLC,
2.88%, 01/20/2022(c)	6,230,000	5,236,519
4.88%, 10/01/2025(c)	7,745,000	5,860,387
		11,096,906
Wireless Telecommunication Services–0.22%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	6,610,000	7,717,389
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	6,080,000	7,168,651
4.30%, 02/15/2048	8,020,000	9,845,746
		24,731,786
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,625,652,004)		2,817,187,315
U.S. Treasury Securities–4.83%
U.S. Treasury Bills–0.01%
0.15% - 0.40%, 09/03/2020(g)(h)	947,000	946,636
U.S. Treasury Bonds–0.50%
4.50%, 02/15/2036	5,525,000	8,461,127
2.00%, 02/15/2050	42,466,500	48,561,936
		57,023,063
U.S. Treasury Notes–4.32%
0.13%, 04/30/2022	111,311,000	111,258,823
0.13%, 05/15/2023	135,674,000	135,406,362
0.38%, 04/30/2025	139,404,700	139,897,518
0.50%, 04/30/2027	31,406,000	31,426,242
0.63%, 05/15/2030	71,563,700	71,372,211
		489,361,156
Total U.S. Treasury Securities (Cost $544,601,789)		547,330,855
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Preferred Stocks–0.56%
Asset Management & Custody Banks–0.17%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	$19,630,715
Diversified Banks–0.03%
Wells Fargo & Co., 5.85%, Series Q, Pfd.	142,800	3,584,280
Oil & Gas Storage & Transportation–0.36%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	40,790,663
Total Preferred Stocks (Cost $63,824,606)		64,005,658
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.18%
Federal Home Loan Mortgage Corp. (FHLMC)–0.10%
6.75%, 03/15/2031	$7,000,000	11,036,464
5.50%, 02/01/2037	14	17
		11,036,481
Federal National Mortgage Association (FNMA)–0.08%
5.50%, 03/01/2021	6	6
6.63%, 11/15/2030	6,315,000	9,805,841
7.00%, 07/01/2032	5,890	5,912
		9,811,759
Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to 01/20/2031	14,399	14,897
7.50%, 12/20/2030	886	1,067
		15,964
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,474,553)		20,864,204
Principal Amount		Value

Municipal Obligations–0.06%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,887,000)	$4,887,000	$6,846,345
Shares
Money Market Funds–4.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(i)(j)	166,228,840	166,228,840
Invesco Liquid Assets Portfolio, Institutional Class, 0.43%(i)(j)	118,444,953	118,551,554
Invesco Treasury Portfolio, Institutional Class, 0.08%(i)(j)	189,975,817	189,975,818
Total Money Market Funds (Cost $474,620,930)		474,756,212
TOTAL INVESTMENTS IN SECURITIES–99.85% (Cost $10,516,200,394)		11,321,486,453
OTHER ASSETS LESS LIABILITIES—0.15%		16,589,507
NET ASSETS–100.00%		$11,338,075,960
Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $565,648,915, which represented 4.99% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(f)	Perpetual bond with no specified maturity date.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$319,714,617	$586,818,674	$(740,304,451)	$-	$-	$166,228,840	$2,159,399
Invesco Liquid Assets Portfolio, Institutional Class	238,366,420	419,806,264	(539,686,724)	91,619	(26,025)	118,551,554	1,834,066
Invesco Treasury Portfolio, Institutional Class	381,390,711	670,649,913	(862,064,806)	-	-	189,975,818	2,402,654
Total	$939,471,748	$1,677,274,851	$(2,142,055,981)	$91,619	$(26,025)	$474,756,212	$6,396,119

(j)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	192	September-2020	$(24,120,000)	$(46,888)	$(46,888)
U.S. Treasury 10 Year Notes	323	September-2020	(44,917,188)	(61,247)	(61,247)
Total Futures Contracts				$(108,135)	$(108,135)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/05/2020	Bank of New York Mellon (The)	GBP	124,323,606	USD	154,743,106	$1,202,463
06/05/2020	State Street Bank & Trust Co.	CHF	2,528,523	USD	2,629,226	144
06/05/2020	State Street Bank & Trust Co.	EUR	1,203,858	USD	1,336,956	536
06/05/2020	State Street Bank & Trust Co.	GBP	139,715,968	USD	174,049,966	1,499,633
06/05/2020	State Street Bank & Trust Co.	USD	6,783,261	CAD	9,513,712	126,507
06/05/2020	State Street Bank & Trust Co.	USD	5,047,076	CHF	4,880,176	27,183
06/05/2020	State Street Bank & Trust Co.	USD	11,718,340	EUR	10,735,884	199,722
06/05/2020	State Street Bank & Trust Co.	USD	15,343,100	GBP	12,541,182	145,360
Subtotal—Appreciation						3,201,548
Currency Risk
06/05/2020	Bank of New York Mellon (The)	CAD	38,538,035	USD	27,615,637	(374,366)
06/05/2020	Bank of New York Mellon (The)	CHF	40,228,447	USD	41,365,459	(462,861)
06/05/2020	Bank of New York Mellon (The)	EUR	82,429,154	USD	89,538,256	(1,967,557)
06/05/2020	State Street Bank & Trust Co.	CAD	20,134,154	USD	14,413,198	(210,148)
06/05/2020	State Street Bank & Trust Co.	CHF	11,063,997	USD	11,391,223	(112,785)
06/05/2020	State Street Bank & Trust Co.	EUR	5,157,487	USD	5,586,768	(138,634)
06/05/2020	State Street Bank & Trust Co.	GBP	32,793,375	USD	40,234,477	(265,603)
06/05/2020	State Street Bank & Trust Co.	USD	1,288,564	CHF	1,238,040	(1,287)
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/05/2020	State Street Bank & Trust Co.	USD	26,087,696	GBP	20,898,280	$(278,153)
Subtotal—Depreciation						(3,811,394)
Total Forward Foreign Currency Contracts						$(609,846)

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,773,187,645	$617,308,219	$—	$7,390,495,864
U.S. Dollar Denominated Bonds & Notes	—	2,817,187,315	—	2,817,187,315
U.S. Treasury Securities	—	547,330,855	—	547,330,855
Preferred Stocks	64,005,658	—	—	64,005,658
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	20,864,204	—	20,864,204
Municipal Obligations	—	6,846,345	—	6,846,345
Money Market Funds	474,756,212	—	—	474,756,212
Total Investments in Securities	7,311,949,515	4,009,536,938	—	11,321,486,453
Other Investments - Assets*
Forward Foreign Currency Contracts	—	3,201,548	—	3,201,548
Other Investments - Liabilities*
Futures Contracts	(108,135)	—	—	(108,135)
Forward Foreign Currency Contracts	—	(3,811,394)	—	(3,811,394)
	(108,135)	(3,811,394)	—	(3,919,529)
Total Other Investments	(108,135)	(609,846)	—	(717,981)
Total Investments	$7,311,841,380	$4,008,927,092	$—	$11,320,768,472

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Equity and Income Fund